Summary of Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Summary of Quarterly Financial Data (Unaudited)
Summary of Quarterly Financial Data (Unaudited)

18.  Summary of Quarterly Financial Data (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2013(1)(2)
Total revenues	$3,349.3	$3,630.6	$3,759.1	$3,824.9
Gross profit	526.6	559.5	571.1	581.4
Net income	58.0	62.5	65.5	59.7
Net income attributable to Penske Automotive Group common stockholders	57.7	62.0	65.3	59.2
Diluted earnings per share attributable to Penske Automotive Group common stockholders	$0.64	$0.69	$0.72	$0.66

2012(1)(2)
Total revenues	$3,105.9	$3,249.6	$3,279.2	$3,322.6
Gross profit	486.8	496.3	494.2	508.7
Net income	47.0	49.6	41.3	49.3
Net income attributable to Penske Automotive Group common stockholders	46.8	49.1	41.0	48.6
Diluted earnings per share attributable to Penske Automotive Group common stockholders	$0.52	$0.54	$0.45	$0.54

(1)                   As discussed in Note 4, we have treated the operations of certain entities as discontinued operations. The results for all periods have been restated to reflect such treatment.

(2)                   Per share amounts are calculated independently for each of the quarters presented. The sum of the quarters may not equal the full year per share amounts due to rounding.